Average Annual Total Returns{- Fidelity® New Millennium Fund®} - 11.30 Fidelity New Millennium Fund - PRO-06 - Fidelity® New Millennium Fund®	Fidelity New Millennium Fund-Default Return Before Taxes Past 1 year	Fidelity New Millennium Fund-Default Return Before Taxes Past 5 years	Fidelity New Millennium Fund-Default Return Before Taxes Past 10 years	Fidelity New Millennium Fund-Default After Taxes on Distributions Past 1 year	Fidelity New Millennium Fund-Default After Taxes on Distributions Past 5 years	Fidelity New Millennium Fund-Default After Taxes on Distributions Past 10 years	Fidelity New Millennium Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity New Millennium Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity New Millennium Fund-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	5.76%	11.35%	11.17%	3.49%	9.01%	9.15%	4.56%	8.61%	8.78%	18.40%	15.22%	13.88%